Commitments and Contingencies Future Minimum Payments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
2014	$ 110
2015	101
2016	76
2017	59
2018	40
Thereafter	53
Total minimum lease payments	439
Rent expense	$ 152	$ 152	$ 131